Cover	Oct. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Jupiter Neurosciences, Inc., a Delaware corporation (the “Company”), is filing this Amendment No. 1 (the “Amended 8-K Report”) to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on October 27, 2025 (the “Original 8-K Report”) to amend and update Item 1.01 of the Original 8-K Report. The Original 8-K Report reported, among other things, the entry into a Standby Equity Purchase Agreement (the “SEPA”) by and between the Company and YA II PN, Ltd. (“Yorkville”) and the issuance and possible future issuance of convertible promissory notes (the “Convertible Notes”) related thereto. This Amended 8-K Report reflects that on November 19, 2025, the Company and Yorkville entered into (A) Amendment No. 1 to its Standby Equity Purchase Agreement (“SEPA Amendment No. 1”) updating (i) the amount of issued and outstanding shares of common stock, $0.0001 par value (the “Common Stock”) of the Company reflected therein as of October 24, 2025 (revised from 34,833,083 to 34,294,446 issued and outstanding shares of Common Stock) and (ii) the total number of shares of Common Stock issuable to Yorkville by the Company under the SEPA in accordance with the Exchange Cap (as defined below) (revised from 7,180,504 to 6,855,459 shares of Common Stock) and (B) an Amended and Restated Convertible Promissory Note (the “A&R Note”) to similarly revise the Exchange Cap (as defined below).
Document Period End Date	Oct. 24, 2025
Entity File Number	001-41265
Entity Registrant Name	JUPITER NEUROSCIENCES, INC.
Entity Central Index Key	0001679628
Entity Tax Identification Number	47-4828381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 North US HWY 1
Entity Address, Address Line Two	Suite 504
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	406-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JUNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false